SEGMENT INFORMATION - Timing of Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 37,092
Other non IFRS 15 revenue	76
Revenues	37,168	$ 22,823	$ 7,960
Goods/services provided at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	28,827
Services transferred over a period of time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	8,265
Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	30,814
Other non IFRS 15 revenue	33
Revenues	30,847	20,874	6,393
Business services | Goods/services provided at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	24,296
Business services | Services transferred over a period of time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,518
Infrastructure services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,413
Other non IFRS 15 revenue	5
Revenues	2,418	3	0
Infrastructure services | Goods/services provided at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	944
Infrastructure services | Services transferred over a period of time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,469
Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,865
Other non IFRS 15 revenue	31
Revenues	3,896	1,939	1,566
Industrial operations | Goods/services provided at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,587
Industrial operations | Services transferred over a period of time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	278
Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Other non IFRS 15 revenue	7
Revenues	7	$ 7	$ 1
Corporate and Other | Goods/services provided at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | Services transferred over a period of time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 0